Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1 - Organization and Nature of Operations

Organization and Nature of Operations

Nightfood Holdings, Inc. and its subsidiaries (“Nightfood,” “NGTF,” “we,” “our,” or the “Company”) operate as an AI-driven service robotics and hospitality technology company. Our primary focus is the development, deployment, and commercialization of AI-powered autonomous robots designed to improve operational efficiency across the hospitality, foodservice, and facilities-management industries.

To accelerate real-world testing and adoption of our technologies, we pursue strategic acquisitions of hospitality-related real estate assets. These hotels serve as controlled pilot environments where the Company can refine, validate, and showcase its robotics solutions at commercial scale.

In addition, our subsidiary SWC Group, Inc. (d/b/a CarryOutSupplies.com) provides complementary logistical and supply-chain capabilities that support both internal operations and market penetration for our robotics products. This integrated structure enhances deployment efficiency, reduces operating friction, and strengthens our overall commercialization platform.

The Company’s operations are organized into three (3) principal business segments:

1.	Foodservice Packaging:

Through its wholly owned subsidiary SWC Group, Inc. (d/b/a CarryOutSupplies.com) (“SWC”), the Company operates as a business-to-business (“B2B”) enterprise focused on the wholesale distribution of disposable foodservice packaging products.

Product offerings include printed paper cups, plastic cups, food containers, bags, and related consumables for restaurants, cafés, and other foodservice establishments. Operations are conducted primarily through the Company’s e-commerce platform, www.carryoutsupplies.com, which serves customers across the United States.

Activities include product design, sourcing from domestic and international manufacturers, quality control, warehousing, and fulfillment. Customers are primarily small to mid-sized businesses in the hospitality and foodservice industries, with no material dependence on any single customer or supplier.

This segment began operations in connection with the acquisition of SWC Group, Inc. on March 31, 2025.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

2.	Robotics-as-a-Service (RaaS):

Through its subsidiaries, TechForce Robotics, Inc. (formerly Skytech Automated Solutions, Inc.) (“TechForce”) and Future Hospitality Ventures Holdings, Inc. (“FHVH”), the Company develops and delivers automation solutions aimed at enhancing efficiency and reducing labor dependency in foodservice and hospitality operations. These solutions focus on automating routine and repetitive tasks to improve service quality and operating margins.

On February 2, 2024, FHVH began operating under the trade name RoboOp365.

On September 2, 2025, Skytech Automated Solutions, Inc. changed its name to TechForce Robotics, Inc.

Business Model

The Company offers its automation solutions under a Robotics-as-a-Service (RaaS) model, generally structured as multi-year lease and service agreements following an initial pilot and site-preparation period. Under these arrangements, customers pay a recurring monthly fee for deployed equipment and related services. Fees may vary depending on the scale of deployment, number of units, and customer-specific requirements. The Company recognizes revenue on a monthly basis as services are rendered.

Equipment and Ownership

The Company owns and deploys its equipment, including robotics hardware, software, and related components. All deployed units remain the property of the Company, which is also responsible for equipment replacement and refurbishment as necessary.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Support and Maintenance

The Company provides ongoing support to ensure equipment performance, including remote technical assistance, software updates, and periodic inspections. In the event of equipment failure, replacement units are deployed to minimize customer disruption. To date, customer support needs have been minimal.

Operating Costs

Recurring operating costs consist primarily of equipment maintenance, software servicing, and connectivity. These costs are integrated into the overall RaaS model and managed as part of the Company’s service delivery.

Current Status

As of December 31, 2025, the Company had initiated early customer deployments under this model and commenced revenue-generating activities.

3.	Hospitality Asset Ownership:

The Company has expanded its business model to include the acquisition, ownership, and operation of hotel properties. These properties are intended to serve both as revenue-generating hospitality operations and as dedicated deployment sites for the Company’s automation technologies, enabling the Company to test, validate, and scale operational efficiencies in live environments. The hospitality segment became active in connection with two business combinations completed during the three-month period ended September 30, 2025.

Overview of Acquisitions

On August 27, 2025 and September 30, 2025, the Company acquired two hotel properties as part of its strategy to establish a hospitality asset ownership and operations platform. Each acquisition included the underlying real estate, buildings and improvements, hotel operating assets, and related working capital necessary to operate the facilities. The transactions also included franchise rights, liquor licenses, equipment, and other property integral to the hotels’ operations. In connection with the acquisitions, the Company assumed certain operating liabilities, including accounts payable, accrued expenses, and debt obligations secured by the properties.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Strategic Purpose

The acquired hotels support the Company’s strategy in two primary ways:

●	Hospitality Operations: The properties generate recurring operating revenue through the ongoing operation of branded lodging facilities, including room rentals, food and beverage offerings, and other ancillary services; and
●	Automation Deployment: The hotels provide controlled pilot environments in which the Company can implement, refine, and evaluate its robotics and workflow automation technologies prior to broader commercial deployment.

The Company believes that insights gained from these properties will contribute to improvements in operating efficiency, labor utilization, and the long-term scalability of its automation platform.

Franchise Operations

The Company owns and operates its hotels under long-term franchise agreements with established national hotel brands. These arrangements grant the Company the right to operate its hotels using the brand’s trademarks, systems, reservation channels, and operating standards in exchange for various franchise-related fees, which generally include:

●	Royalty fees, typically calculated as a percentage of room revenue;
●	Marketing, loyalty, and reservation assessments supporting brand-wide advertising and distribution systems; and
●	System fees associated with participation in required brand programs and technology platforms.

Under each franchise agreement, the Company is required to comply with the brand’s operating manuals, service standards, and property-level specifications, including ongoing maintenance, periodic upgrades, and compliance with brand-mandated property improvement plans (“PIPs”). Failure to meet these requirements may result in financial penalties or loss of franchise rights. Franchise agreements generally have initial terms of 10 to 20 years and include renewal options subject to the franchisor’s approval. Transfers, encumbrances, or material modifications of a franchised hotel typically require prior franchisor consent.

The Company engages third-party hotel management companies to operate the hotel properties, as required under applicable franchise agreements. While day-to-day operations are managed by third-party operators, the Company retains responsibility for capital expenditures, compliance with franchise brand standards, and oversight of financial and operating performance.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Integration and Operating Status

Following the acquisitions, the Company initiated integration activities across both properties, including evaluations of site layouts, staffing structures, and operational workflows in preparation for automation deployments. Revenue from hotel operations is recognized in accordance with ASC 606 and reported within the hospitality segment beginning in the period in which operations commenced post-acquisition.

Financial Statement Impact

The hotel acquisitions have been accounted for as business combinations under ASC 805, Business Combinations. The related purchase price allocations — including the fair values of property and equipment, identifiable intangible assets, acquired working capital (deficit), and goodwill — are presented in Note 9 for the acquisitions completed on August 27, 2025 and September 30, 2025.

4.	Snack and Beverages (Discontinued Operations):

The Company previously operated a small legacy business related to the sale of snacks and beverages. These activities have since been discontinued and will not contribute to future revenues. Accordingly, revenues from this line are presented within discontinued operations and excluded from the Company’s disclosure of continuing revenue streams.

Discontinued Operations – Snack and Beverages Legacy Line

Management’s Decision

On June 30, 2025, the Company’s management elected to discontinue its nominal operations related to the legacy sale of snacks and beverages. This decision was made as part of a broader strategic reassessment of the Company’s business lines and a reaffirmation of management’s focus on its core revenue-generating operations. The Chief Operating Decision Maker (“CODM,” our Chief Executive Officer) had periodically evaluated the financial contribution of this line and determined that its continued operation was not aligned with the Company’s long-term strategic objectives.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Discontinued Operations Assessment (ASC 205-20)

The Company evaluated whether the discontinuation of its Snack and Beverages legacy business meets the criteria for classification as a discontinued operation. ASU 2014-08 provides that a discontinued operation must represent a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Although the Snack and Beverages line generated only a quantitatively immaterial contribution to consolidated revenues and assets, management determined that the exit nonetheless represents a strategic shift under ASC 205-20 for the following reasons:

●	Qualitative Materiality: As referenced in SEC Staff Accounting Bulletin (SAB) Topic 1.M, Materiality, the evaluation of materiality requires consideration of both quantitative and qualitative factors. While the revenues and assets associated with the discontinued business are not significant in magnitude, the discontinuation is qualitatively material because it marks the complete exit from a non-core, consumer-oriented business activity that differs fundamentally from the Company’s current focus on technology-driven operations.
●	Strategic Realignment: The Snack and Beverages activity was a legacy line of business, not aligned with the Company’s current and expected future strategy. Its discontinuation evidences management’s focus on refining the Company’s business model around its primary service offerings.
●	Distinct Nature of Operations: The product-based consumer business model of the Snack and Beverages activity was markedly different from the service-oriented and technology-enabled activities that form the basis of the Company’s continuing operations. Discontinuation therefore represents a qualitative shift in the scope and nature of the Company’s operations.
●	ASC 205-20 Criteria: While the quantitative impact does not by itself meet the “major effect” threshold, the qualitative considerations described above support classification as a discontinued operation consistent with the intent of ASC 205-20 and ASU 2014-08.

Accordingly, the Company has concluded that the discontinuation of its Snack and Beverages legacy business qualifies for presentation as a discontinued operation in the consolidated financial statements. The results of this activity will therefore be presented separately from continuing operations in the accompanying financial statements, with prior-period amounts reclassified for comparability.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Segment Reporting (ASC 280) Considerations

The Snack and Beverages activity was never managed or evaluated as a separate operating segment by the CODM, as the Company has historically operated and reported as a single segment. Accordingly, it was not disclosed as a reportable segment.

However, in connection with the discontinuation, management determined that this activity, while not separately reportable, represents a strategic shift away from a legacy business that is qualitatively distinct from the Company’s continuing operations.

In light of this discontinuation and the adoption of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, effective July 1, 2024, the Company has reviewed its segment disclosures and determined:

●	Significant Expense Disclosures: The Snack and Beverages activity did not generate significant expenses regularly reviewed by the CODM. Therefore, no incremental expense disclosures are required under the new guidance.
●	Other Disclosures: The Company will continue to present the historical results of this activity as discontinued operations, separate from continuing operations, and will provide appropriate narrative disclosures to describe the composition of “Other” activities, consistent with the requirements of ASC 280 and ASU 2023-07.

Accounting and Financial Statement Impact

Because the activity is being abandoned rather than sold, it does not qualify as “held for sale”. However, the Company has concluded that the discontinuation represents a discontinued operation and will present the historical results of the Snack and Beverages line separately from continuing operations in the consolidated financial statements.

The Company does not anticipate recognizing any material exit costs, impairment losses, or restructuring charges associated with the discontinuation. Any remaining minor assets or liabilities will be derecognized in accordance with applicable accounting guidance.

Future Business Operations

The Snack and Beverages activity had no dedicated workforce, significant customer base, or ongoing contractual commitments. Its discontinuation will not result in employee layoffs, customer transitions, or contract terminations. The exit reflects management’s strategic decision to eliminate a non-core, consumer product line and to reinforce focus on the Company’s core operations, which generate the substantial majority of revenues and are expected to drive sustainable long-term growth.

See Note 14 for summary of the Company’s discontinued operations for the three and six months ended December 31, 2025 and 2024, respectively.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Fiscal Year

The Company’s fiscal year end is June 30.

Organizational Structure

Company Name		Incorporation Date	State of Incorporation

Nightfood Holdings, Inc. (“NGTF”) DBA TechForce Robotics		November 22, 2022	Nevada
Nightfood, Inc. (“Nightfood”)	2	January 14, 2010	New York
Future Hospitality Ventures Holdings, Inc. (“FHVH”) DBA RoboOp365		October 25, 2024	Nevada
SWC Group, Inc. (“SWC”) DBA CarryoutSupplies.com	1	July 19, 2004	California
TechForce Robotics, Inc. FKA Skytech Automated Solutions, Inc. (“Skytech”)	1	October 6, 2023	Delaware
Victorville Treasure Holdings, LLC DBA Holiday Inn (“VV”)	3	February 26, 2014	California
Mountain Treasure Holdings, LLC DBA Hilton Garden Inn (“RM”)	4	July 5, 2013	California

1 Acquired on March 31, 2025.
2 Discontinued operations effective June 30, 2025.
3 Acquired August 27, 2025.
4 Acquired September 30, 2025.

Basis of Presentation

The unaudited interim consolidated financial statements are condensed and should be read in conjunction with the Company’s latest annual audited 2025 condensed consolidated financial statements, which are included in the Company’s Annual Report on Form 10-K filed with the SEC on October 14, 2025 (the “Form 10-K”). The results of operations for interim periods are not necessarily indicative of results to be expected for the fiscal year ending June 30, 2026 or for any other future annual or interim period.

Liquidity and Going Concern

As reflected in the accompanying unaudited condensed consolidated financial statements, for the six months ended December 31, 2025, the Company had:

●	Net loss attributable to common stockholders of $7,983,855; and
●	Net cash used in operating activities was $3,922,206

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Additionally, at December 31, 2025, the Company had:

●	Accumulated deficit of $54,737,699
●	Working capital deficit of $20,103,065; and
●	Cash on hand of $347,338

Following the acquisitions of SWC Group, Inc. and TechForce Robotics, Inc. (formerly Skytech Automated Solutions, Inc.) during the fiscal year ended June 30, 2025, the Company initiated early customer deployments under its Robotics-as-a-Service (“RaaS”) model and commenced revenue-generating activities. While these deployments represent an important step toward building recurring revenue, revenues to date have not been sufficient to fund ongoing operations.

Similarly, following the acquisitions of the Victorville and Rancho Mirage hotel properties during the six months ended December 31, 2025, the Company began generating revenue within its hospitality segment. Although these hotels provide recurring operating revenue from lodging and related guest services, current levels of hotel revenue are also insufficient to support the Company’s ongoing operating and development activities.

Liquidity Outlook

Based on current operating levels and cash usage forecasts, the Company’s existing cash resources are not sufficient to fund operations for the twelve months following the issuance of these consolidated financial statements without obtaining additional financing.

Historically, the Company has relied on both third-party and related-party debt financing to fund operations. There can be no assurance that additional financing will be available on commercially acceptable terms, or at all. Further, there is no assurance that any financing obtained will be sufficient to enable the Company to complete its strategic initiatives or achieve profitable operations.

The Company’s future capital requirements will depend on many factors, including its ability to scale the Foodservice Packaging and RaaS businesses, expand into new markets, invest in automation technology, respond to competitive pressures, and pursue strategic opportunities. Current capital needs include:

●	Scaling RaaS deployments to new customers and markets;
●	Maintaining and upgrading robotic systems deployed in the field; and
●	Funding working capital needs and ongoing operating activities.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

If the Company is unable to secure sufficient capital, it may be required to slow expansion efforts, reduce operating expenditures, or modify its strategic plans.

While the Company sees significant opportunity to grow recurring revenue through RaaS, its ability to execute on this opportunity depends on securing additional financing. If sufficient capital is not raised, the Company may be required to slow expansion plans, reduce operating activities, or adjust its overall strategy.

Going Concern

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are issued.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Management’s plans to address these matters include the following:

●	Expanding into new and existing markets, with an emphasis on the RaaS model;
●	Obtaining additional debt and/or equity financing to support working capital and growth;
●	Pursuing strategic collaborations and partnerships; and
●	Selectively evaluating acquisitions that enhance or complement the Company’s business model.

Note 1 - Organization and Nature of Operations

Organization and Nature of Operations

Nightfood Holdings, Inc. and its subsidiaries (“Nightfood”, “NGTF”, “we,” “our,” or the “Company”) operate as a food service and hospitality technology and asset acquisition company. The Company’s activities are focused on the integration of AI-powered service robotics and future ownership and operation of hospitality-related real estate.

The Company’s operations are or will be organized into three (3) principal business segments:

1.	Foodservice Packaging:

Through its wholly owned subsidiary SWC Group, Inc. (d/b/a CarryOutSupplies.com), the Company operates as a business-to-business (“B2B”) enterprise focused on the wholesale distribution of disposable foodservice packaging products.

Product offerings include printed paper cups, plastic cups, food containers, bags, and related consumables for restaurants, cafés, and other foodservice establishments. Operations are conducted primarily through the Company’s e-commerce platform, www.carryoutsupplies.com, which serves customers across the United States.

Activities include product design, sourcing from domestic and international manufacturers, quality control, warehousing, and fulfillment. Customers are primarily small to mid-sized businesses in the hospitality and food service industries, with no material dependence on any single customer or supplier.

This segment began operations in connection with the acquisition on March 31, 2025.

2.	Robotics-as-a-Service (RaaS):

Through its subsidiaries, Skytech Automated Solutions, Inc. (“Skytech”) and Future Hospitality Venture Holdings, Inc. (“FHVH”), the Company develops and delivers automation solutions aimed at enhancing efficiency and reducing labor dependency in foodservice and hospitality operations. These solutions focus on automating routine and repetitive tasks to improve service quality and operating margins.

On February 2, 2024, FHVH began using a DBA – RoboOp365.

On September 2, 2025, Skytech changed its name to TechForce Robotics, Inc.

Business Model

The Company offers its automation solutions under a Robotics-as-a-Service (RaaS) model, generally structured as multi-year lease and service agreements following an initial pilot and site preparation period. Under these arrangements, customers pay a recurring monthly fee for deployed equipment and related services. Fees may vary depending on the scale of deployment, number of units, and customer-specific requirements. The Company recognizes revenue on a monthly basis as services are rendered.

Equipment and Ownership

The Company owns and deploys its equipment, including robotics hardware, software, and related components. All deployed units remain the property of the Company, which is also responsible for equipment replacement and refurbishment as necessary.

Support and Maintenance

The Company provides ongoing support to ensure equipment performance, including remote technical assistance, software updates, and periodic inspections. In the event of equipment failure, replacement units are deployed to minimize customer disruption. To date, customer support needs have been minimal.

Operating Costs

Recurring operating costs consist primarily of equipment maintenance, software servicing, and connectivity. These costs are integrated into the overall RaaS model and managed as part of the Company’s service delivery.

Current Status

As of June 30, 2025, the Company had initiated early customer deployments under this model and commenced revenue-generating activities.

3.	Hospitality Asset Ownership (Planned):

The Company intends to acquire, own, and operate hotel properties. These assets are expected to serve as both revenue-generating hospitality operations and deployment sites for the Company’s automation technologies, where operational efficiencies can be tested and scaled. This segment is not yet active.

See Note 16 for acquisitions of hotels on August 27, 2025 and September 30, 2025.

4.	Snack and Beverages (Discontinued Operations):

The Company previously operated a small legacy business related to the sale of snacks and beverages. These activities have since been discontinued and will not contribute to future revenues. Accordingly, revenues from this line are presented within discontinued operations and excluded from the Company’s disclosure of continuing revenue streams.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Discontinued Operations – Snack and Beverages Legacy Line

Management’s Decision

Effective June 30, 2025, the Company’s management elected to discontinue its nominal operations related to the legacy sale of snacks and beverages. This decision was made as part of a broader strategic reassessment of the Company’s business lines and a reaffirmation of management’s focus on its core revenue-generating operations. The Chief Operating Decision Maker (“CODM,” our Chief Executive Officer) had periodically evaluated the financial contribution of this line and determined that its continued operation was not aligned with the Company’s long-term strategic objectives.

Discontinued Operations Assessment (ASC 205-20)

The Company evaluated whether the discontinuation of its Snack and Beverages legacy business meets the criteria for classification as a discontinued operation. ASU 2014-08 provides that a discontinued operation must represent a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Although the Snack and Beverages line generated only a quantitatively immaterial contribution to consolidated revenues and assets, management determined that the exit nonetheless represents a strategic shift under ASC 205-20 for the following reasons:

●	Qualitative Materiality: As referenced in SEC Staff Accounting Bulletin (SAB) Topic 1.M, Materiality, the evaluation of materiality requires consideration of both quantitative and qualitative factors. While the revenues and assets associated with the discontinued business are not significant in magnitude, the discontinuation is qualitatively material because it marks the complete exit from a non-core, consumer-oriented business activity that differs fundamentally from the Company’s current focus on technology-driven operations.

●	Strategic Realignment: The Snack and Beverages activity was a legacy line of business, not aligned with the Company’s current and expected future strategy. Its discontinuation evidences management’s focus on refining the Company’s business model around its primary service offerings.

●	Distinct Nature of Operations: The product-based consumer business model of the Snack and Beverages activity was markedly different from the service-oriented and technology-enabled activities that form the basis of the Company’s continuing operations. Discontinuation therefore represents a qualitative shift in the scope and nature of the Company’s operations.

●	ASC 205-20 Criteria: While the quantitative impact does not by itself meet the “major effect” threshold, the qualitative considerations described above support classification as a discontinued operation consistent with the intent of ASC 205-20 and ASU 2014-08.

Accordingly, the Company has concluded that the discontinuation of its Snack and Beverages legacy business qualifies for presentation as a discontinued operation in the consolidated financial statements. The results of this activity will therefore be presented separately from continuing operations in the accompanying financial statements, with prior-period amounts reclassified for comparability.

Segment Reporting (ASC 280) Considerations

The Snack and Beverages activity was never managed or evaluated as a separate operating segment by the CODM, as the Company has historically operated and reported as a single segment. Accordingly, it was not disclosed as a reportable segment.

However, in connection with the discontinuation, management determined that this activity, while not separately reportable, represents a strategic shift away from a legacy business that is qualitatively distinct from the Company’s continuing operations.

In light of this discontinuation and the adoption of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, effective July 1, 2024, the Company has reviewed its segment disclosures and determined:

●	Significant Expense Disclosures: The Snack and Beverages activity did not generate significant expenses regularly reviewed by the CODM. Therefore, no incremental expense disclosures are required under the new guidance.
●	Other Disclosures: The Company will continue to present the historical results of this activity as discontinued operations, separate from continuing operations, and will provide appropriate narrative disclosures to describe the composition of “Other” activities, consistent with the requirements of ASC 280 and ASU 2023-07.

Accounting and Financial Statement Impact

Because the activity is being abandoned rather than sold, it does not qualify as “held for sale”. However, the Company has concluded that the discontinuation represents a discontinued operation and will present the historical results of the Snack and Beverages line separately from continuing operations in the consolidated financial statements.

The Company does not anticipate recognizing any material exit costs, impairment losses, or restructuring charges associated with the discontinuation. Any remaining minor assets or liabilities will be derecognized in accordance with applicable accounting guidance.

Future Business Operations

The Snack and Beverages activity had no dedicated workforce, significant customer base, or ongoing contractual commitments. Its discontinuation will not result in employee layoffs, customer transitions, or contract terminations. The exit reflects management’s strategic decision to eliminate a non-core, consumer product line and to reinforce focus on the Company’s core operations, which generate the substantial majority of revenues and are expected to drive sustainable long-term growth.

See Note 14 for summary of the Company’s discontinue operations for the years ended June 30, 2025 and 2024, respectively.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Fiscal Year

The Company’s fiscal year end is June 30.

Organizational Structure

Company Name		Incorporation Date	State of Incorporation

Nightfood Holdings, Inc. (“NGTF”)		November 22, 2022	Nevada
Nightfood, Inc. (“Nightfood”)	**	January 14, 2010	New York
Future Hospitality Ventures Holdings, Inc. (“FHVH”)		October 25, 2024	Nevada
SWC Group, Inc. (“SWC”)	*	July 19, 2004	California
Skytech Automated Solutions, Inc. (“Skytech”)	*	October 6, 2023	Delaware

*	Acquired on March 31, 2025.
**	Discontinued operations effective June 30, 2025

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements (“U.S. GAAP”).

Liquidity and Going Concern

As reflected in the accompanying consolidated financial statements, for the year ended June 30, 2025, the Company had:

●	Net loss available to common stockholders of $8,127,444; and
●	Net cash used in operations was $1,634,483

Additionally, at June 30, 2025, the Company had:

●	Accumulated deficit of $46,753,844
●	Stockholders’ deficit of $17,332,174,
●	Working capital deficit of $10,688,767; and
●	Cash on hand of $350,231

Following its recent acquisitions of SWC and Skytech, the Company has initiated early customer deployments under its Robotics-as-a-Service (“RaaS”) model and commenced revenue-generating activities. While these deployments represent an important step toward building recurring revenue, revenues to date are not sufficient to fund ongoing operations. Based on current operating levels and cash usage forecasts, existing cash resources are not sufficient to fund operations for the twelve months following the issuance of these financial statements without additional financing.

Historically, the Company has relied on third-party and related-party debt financing. There is no assurance that additional financing will be available on commercially acceptable terms, or at all. Furthermore, there is no assurance that any funds raised will be sufficient to enable the Company to complete its initiatives or achieve profitable operations.

The Company’s future capital requirements and the adequacy of its available funds will depend on many factors, including the ability to successfully scale both its Foodservice Packaging and RaaS businesses, expand into new markets, respond to competitive pressures, and pursue strategic opportunities. Current capital needs reflect investments in:

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Our capital needs reflect investments in:

●	Scaling RaaS deployments to new customers and markets;
●	Maintaining and upgrading robotic systems in the field; and
●	Supporting working capital and day-to-day operations

While the Company sees significant opportunity to grow recurring revenue through RaaS, its ability to execute on this opportunity depends on securing additional financing. If sufficient capital is not raised, the Company may be required to slow expansion plans, reduce operating activities, or adjust its overall strategy.

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are issued. The consolidated financial statements do not include any adjustments that might result if the Company is unable to continue as a going concern and have been prepared on a basis that assumes the Company will continue as a going concern and realize assets and satisfy liabilities in the ordinary course of business.

Management’s strategic plans to address these matters include the following:

●	Expand into new and existing markets, with a focus on Robotics as a Service;
●	Obtain additional debt and/or equity financing to support working capital and growth;
●	Pursuing collaborations with other operating businesses for strategic opportunities; and
●	Selectively evaluating acquisitions to enhance or complement the current business model.